UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Trend Fund

March 31, 2005

1.799849.101

TRE-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.1%
Toyota Motor Corp.	22,400	$833
Hotels, Restaurants & Leisure - 1.6%
Buffalo Wild Wings, Inc. (a)	14,200	537
Carnival Corp. unit	63,100	3,269
Hilton Hotels Corp.	27,100	606
International Game Technology	33,600	896
Kerzner International Ltd. (a)	22,300	1,365
Mandalay Resort Group	8,900	627
McDonald's Corp.	95,500	2,974
Starwood Hotels & Resorts Worldwide, Inc. unit	55,600	3,338
		13,612
Household Durables - 0.2%
Harman International Industries, Inc.	8,100	717
Toll Brothers, Inc. (a)	10,500	828
		1,545
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	89,000	3,316
Leisure Equipment & Products - 0.3%
Brunswick Corp.	37,800	1,771
Eastman Kodak Co.	17,100	557
		2,328
Media - 4.2%
Comcast Corp.:
Class A (a)	39,914	1,348
Class A (special) (a)	53,900	1,800
Gannett Co., Inc.	20,900	1,653
Getty Images, Inc. (a)	12,300	875
JC Decaux SA (a)	60,357	1,648
Lamar Advertising Co. Class A (a)	52,600	2,119
McGraw-Hill Companies, Inc.	17,100	1,492
News Corp. Class A	208,164	3,522
NTL, Inc. (a)	7,354	468
Omnicom Group, Inc.	25,800	2,284
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	252,800	3,261
Spanish Broadcasting System, Inc. Class A (a)	84,000	862
Time Warner, Inc. (a)	280,250	4,918
Univision Communications, Inc. Class A (a)	96,300	2,667
Viacom, Inc. Class B (non-vtg.)	25,150	876
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.	160,700	$4,617
XM Satellite Radio Holdings, Inc. Class A (a)	59,000	1,859
		36,269
Multiline Retail - 1.7%
Federated Department Stores, Inc.	62,600	3,984
JCPenney Co., Inc.	22,300	1,158
Kohl's Corp. (a)	18,700	965
Nordstrom, Inc.	37,000	2,049
Sears Holdings Corp. (a)	22,000	2,930
Target Corp.	73,600	3,681
		14,767
Specialty Retail - 1.2%
Home Depot, Inc.	157,700	6,030
Hot Topic, Inc. (a)	26,200	572
Lowe's Companies, Inc.	30,900	1,764
Staples, Inc.	41,000	1,289
Toys 'R' Us, Inc. (a)	18,500	477
		10,132
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	13,700	776
NIKE, Inc. Class B	17,300	1,441
Polo Ralph Lauren Corp. Class A	10,600	411
		2,628
TOTAL CONSUMER DISCRETIONARY		85,430
CONSUMER STAPLES - 9.4%
Beverages - 1.6%
Anheuser-Busch Companies, Inc.	23,500	1,114
PepsiCo, Inc.	137,470	7,290
The Coca-Cola Co.	128,700	5,363
		13,767
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	37,800	1,670
CVS Corp.	85,900	4,520
Safeway, Inc. (a)	79,711	1,477
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	273,100	$13,685
Walgreen Co.	88,100	3,913
		25,265
Food Products - 1.0%
Archer-Daniels-Midland Co.	90,500	2,224
Hershey Foods Corp.	20,600	1,245
Kellogg Co.	47,300	2,047
Smithfield Foods, Inc. (a)	18,100	571
The J.M. Smucker Co.	20,700	1,041
Wm. Wrigley Jr. Co.	21,600	1,416
		8,544
Household Products - 1.9%
Colgate-Palmolive Co.	59,700	3,115
Kimberly-Clark Corp.	23,800	1,564
Procter & Gamble Co.	213,200	11,300
		15,979
Personal Products - 0.5%
Gillette Co.	85,800	4,331
Tobacco - 1.4%
Altria Group, Inc.	182,300	11,921
TOTAL CONSUMER STAPLES		79,807
ENERGY - 9.0%
Energy Equipment & Services - 2.3%
Grey Wolf, Inc. (a)	158,200	1,041
Halliburton Co.	122,700	5,307
Nabors Industries Ltd. (a)	20,700	1,224
National Oilwell Varco, Inc. (a)	69,462	3,244
Noble Corp.	25,800	1,450
Schlumberger Ltd. (NY Shares)	60,700	4,278
Tenaris SA sponsored ADR	18,000	1,107
Transocean, Inc. (a)	26,400	1,359
Weatherford International Ltd. (a)	16,200	939
		19,949
Oil & Gas - 6.7%
Anadarko Petroleum Corp.	8,300	632
Apache Corp.	8,100	496
Burlington Resources, Inc.	53,000	2,654
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
ChevronTexaco Corp.	130,938	$7,635
ConocoPhillips	55,068	5,939
Exxon Mobil Corp.	492,030	29,325
Kinder Morgan, Inc.	10,200	772
Occidental Petroleum Corp.	39,200	2,790
Quicksilver Resources, Inc. (a)	36,000	1,754
Unocal Corp.	21,900	1,351
Valero Energy Corp.	38,600	2,828
Williams Companies, Inc.	43,800	824
		57,000
TOTAL ENERGY		76,949
FINANCIALS - 15.5%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	6,600	409
Bank of New York Co., Inc.	27,600	802
Charles Schwab Corp.	38,900	409
E*TRADE Financial Corp. (a)	143,700	1,724
Goldman Sachs Group, Inc.	45,900	5,049
Lehman Brothers Holdings, Inc.	35,200	3,314
Merrill Lynch & Co., Inc.	81,500	4,613
Morgan Stanley	98,800	5,656
Northern Trust Corp.	26,600	1,156
State Street Corp.	23,200	1,014
		24,146
Commercial Banks - 3.9%
Bank of America Corp.	382,622	16,874
U.S. Bancorp, Delaware	76,200	2,196
Wachovia Corp.	130,523	6,645
Wells Fargo & Co.	130,100	7,780
		33,495
Consumer Finance - 1.6%
American Express Co.	155,500	7,988
Capital One Financial Corp.	41,800	3,125
First Marblehead Corp. (a)	25,300	1,456
SLM Corp.	19,000	947
		13,516
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.0%
Archipelago Holdings, Inc.	48,500	$857
CIT Group, Inc.	16,800	638
Citigroup, Inc.	344,877	15,499
J.P. Morgan Chase & Co.	237,188	8,207
		25,201
Insurance - 3.1%
ACE Ltd.	54,600	2,253
AFLAC, Inc.	17,400	648
Allstate Corp.	34,100	1,843
AMBAC Financial Group, Inc.	12,000	897
American International Group, Inc.	237,937	13,184
Genworth Financial, Inc. Class A	14,800	407
Hartford Financial Services Group, Inc.	23,200	1,591
MetLife, Inc.	48,500	1,896
Prudential Financial, Inc.	68,800	3,949
		26,668
Real Estate - 0.2%
CenterPoint Properties Trust (SBI)	3,600	148
Equity Residential (SBI)	25,300	815
Spirit Finance Corp. (d)	40,000	434
		1,397
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	20,361	661
Freddie Mac	39,800	2,515
Golden West Financial Corp., Delaware	26,200	1,585
MGIC Investment Corp.	6,500	401
The PMI Group, Inc.	10,500	399
Washington Mutual, Inc.	41,600	1,643
		7,204
TOTAL FINANCIALS		131,627
HEALTH CARE - 13.3%
Biotechnology - 1.4%
Amgen, Inc. (a)	87,600	5,099
Celgene Corp. (a)	15,700	535
CSL Ltd.	59,500	1,571
Genentech, Inc. (a)	61,700	3,493
Invitrogen Corp. (a)	6,200	429
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. (a)	10,000	$413
QIAGEN NV (a)	40,600	485
		12,025
Health Care Equipment & Supplies - 2.7%
Aspect Medical Systems, Inc. (a)	40,500	874
Baxter International, Inc.	52,300	1,777
Becton, Dickinson & Co.	44,100	2,576
C.R. Bard, Inc.	31,100	2,117
Cooper Companies, Inc.	23,225	1,693
Fisher Scientific International, Inc. (a)	50,400	2,869
Guidant Corp.	41,400	3,059
Medtronic, Inc.	98,800	5,034
ResMed, Inc. (a)	9,600	541
St. Jude Medical, Inc. (a)	37,800	1,361
Stryker Corp.	13,000	580
		22,481
Health Care Providers & Services - 2.5%
Aetna, Inc.	16,000	1,199
Cardinal Health, Inc.	12,950	723
Caremark Rx, Inc. (a)	24,800	987
Cerner Corp. (a)	11,600	609
Community Health Systems, Inc. (a)	42,600	1,487
HCA, Inc.	17,400	932
McKesson Corp.	17,500	661
PacifiCare Health Systems, Inc. (a)	22,800	1,298
UnitedHealth Group, Inc.	101,300	9,662
WebMD Corp. (a)	200,300	1,703
WellPoint, Inc. (a)	13,400	1,680
		20,941
Pharmaceuticals - 6.7%
Abbott Laboratories	103,100	4,807
Bristol-Myers Squibb Co.	83,600	2,128
Eli Lilly & Co.	85,400	4,449
Johnson & Johnson	256,500	17,227
Merck & Co., Inc.	61,700	1,997
Pfizer, Inc.	628,395	16,508
Schering-Plough Corp.	146,200	2,654
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	32,600	$1,872
Wyeth	133,800	5,644
		57,286
TOTAL HEALTH CARE		112,733
INDUSTRIALS - 14.1%
Aerospace & Defense - 4.0%
BE Aerospace, Inc. (a)	90,100	1,081
EADS NV	32,922	984
General Dynamics Corp.	15,400	1,649
Goodrich Corp.	30,300	1,160
Hexcel Corp. (a)	117,700	1,826
Honeywell International, Inc.	228,700	8,510
Lockheed Martin Corp.	29,800	1,820
Meggitt PLC	186,300	927
Northrop Grumman Corp.	28,115	1,518
Precision Castparts Corp.	43,900	3,381
Raytheon Co.	46,000	1,780
Rockwell Collins, Inc.	29,200	1,390
The Boeing Co.	71,400	4,174
United Defense Industries, Inc.	20,900	1,534
United Technologies Corp.	20,100	2,043
		33,777
Air Freight & Logistics - 1.1%
FedEx Corp.	51,600	4,848
United Parcel Service, Inc. Class B	58,300	4,241
UTI Worldwide, Inc.	6,500	451
		9,540
Airlines - 0.0%
JetBlue Airways Corp. (a)	15,166	289
Building Products - 0.3%
American Standard Companies, Inc.	45,400	2,110
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	14,200	1,052
Monster Worldwide, Inc. (a)	33,600	942
Robert Half International, Inc.	69,300	1,868
Waste Management, Inc.	63,900	1,844
		5,706
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Fluor Corp.	11,900	$660
Electrical Equipment - 0.6%
American Power Conversion Corp.	12,200	319
Cooper Industries Ltd. Class A	12,800	915
Emerson Electric Co.	33,600	2,182
Rockwell Automation, Inc.	15,300	867
Roper Industries, Inc.	13,200	865
		5,148
Industrial Conglomerates - 5.5%
3M Co.	41,700	3,573
General Electric Co.	892,600	32,185
Tyco International Ltd.	320,300	10,826
		46,584
Machinery - 1.2%
Caterpillar, Inc.	30,000	2,743
Cummins, Inc.	7,000	492
Danaher Corp.	18,400	983
Dover Corp.	15,200	574
Ingersoll-Rand Co. Ltd. Class A	11,000	876
ITT Industries, Inc.	41,900	3,781
Timken Co.	23,600	645
		10,094
Marine - 0.1%
Alexander & Baldwin, Inc.	29,900	1,232
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	18,900	1,019
Norfolk Southern Corp.	95,500	3,538
		4,557
TOTAL INDUSTRIALS		119,697
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.7%
CIENA Corp. (a)	184,000	316
Cisco Systems, Inc. (a)	518,800	9,281
Comverse Technology, Inc. (a)	70,600	1,781
Harris Corp.	43,600	1,424
Juniper Networks, Inc. (a)	33,700	743
Lucent Technologies, Inc. (a)	87,400	240
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	176,900	$2,648
Nokia Corp. sponsored ADR	115,500	1,782
Powerwave Technologies, Inc. (a)	51,000	395
QUALCOMM, Inc.	107,000	3,922
		22,532
Computers & Peripherals - 4.3%
Advanced Digital Information Corp. (a)	181,900	1,492
Apple Computer, Inc. (a)	89,000	3,709
Dell, Inc. (a)	234,900	9,025
EMC Corp. (a)	218,300	2,689
Hewlett-Packard Co.	168,900	3,706
International Business Machines Corp.	138,400	12,647
Network Appliance, Inc. (a)	28,700	794
Seagate Technology	64,200	1,255
Western Digital Corp. (a)	88,100	1,123
		36,440
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. Class A	43,300	1,604
Solectron Corp. (a)	36,300	126
		1,730
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.)	16,200	2,924
j2 Global Communications, Inc. (a)	13,200	453
NetRatings, Inc. (a)	42,500	648
Yahoo!, Inc. (a)	130,000	4,407
		8,432
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	24,700	1,315
Automatic Data Processing, Inc.	49,000	2,203
Ceridian Corp. (a)	20,800	355
Cognizant Technology Solutions Corp. Class A (a)	77,000	3,557
SRA International, Inc. Class A (a)	52,700	3,175
		10,605
Office Electronics - 0.3%
Xerox Corp. (a)	162,100	2,456
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp. (a)	36,500	722
Analog Devices, Inc.	29,800	1,077
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	125,000	$2,031
FormFactor, Inc. (a)	60,600	1,372
Freescale Semiconductor, Inc. Class B (a)	72,042	1,243
Intel Corp.	549,800	12,772
KLA-Tencor Corp.	8,400	386
Lam Research Corp. (a)	8,700	251
Linear Technology Corp.	11,000	421
Marvell Technology Group Ltd. (a)	36,400	1,396
Maxim Integrated Products, Inc.	12,800	523
National Semiconductor Corp.	14,600	301
PMC-Sierra, Inc. (a)	39,500	348
Silicon Laboratories, Inc. (a)	8,600	256
Teradyne, Inc. (a)	46,400	677
Texas Instruments, Inc.	136,700	3,484
		27,260
Software - 4.6%
Autodesk, Inc.	52,800	1,571
Computer Associates International, Inc.	25,929	703
Mercury Interactive Corp. (a)	11,300	535
Microsoft Corp.	930,100	22,481
Oracle Corp. (a)	535,500	6,683
Quest Software, Inc. (a)	62,500	865
Red Hat, Inc. (a)	58,400	637
Salesforce.com, Inc.	6,400	96
Siebel Systems, Inc. (a)	101,400	926
Symantec Corp. (a)	71,200	1,519
TIBCO Software, Inc. (a)	51,000	380
VERITAS Software Corp. (a)	128,200	2,977
		39,373
TOTAL INFORMATION TECHNOLOGY		148,828
MATERIALS - 3.3%
Chemicals - 1.8%
Dow Chemical Co.	89,600	4,467
E.I. du Pont de Nemours & Co.	45,400	2,326
FMC Corp. (a)	13,100	700
Lyondell Chemical Co.	50,900	1,421
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	46,900	$3,025
Praxair, Inc.	65,400	3,130
		15,069
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	41,900	1,053
Packaging Corp. of America	38,600	938
Smurfit-Stone Container Corp. (a)	55,400	857
		2,848
Metals & Mining - 1.0%
Alcoa, Inc.	59,800	1,817
Carpenter Technology Corp.	21,000	1,248
Freeport-McMoRan Copper & Gold, Inc. Class B	9,700	384
Inco Ltd. (a)	7,100	282
Newmont Mining Corp.	53,700	2,269
Nucor Corp.	7,700	443
Peabody Energy Corp.	12,400	575
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	44,900	964
		7,982
Paper & Forest Products - 0.2%
International Paper Co.	48,500	1,784
TOTAL MATERIALS		27,683
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.1%
ALLTEL Corp.	16,000	878
BellSouth Corp.	164,100	4,314
Citizens Communications Co.	67,300	871
Qwest Communications International, Inc. (a)	286,600	1,060
SBC Communications, Inc.	274,300	6,498
Sprint Corp.	198,600	4,518
Verizon Communications, Inc.	230,200	8,172
		26,311
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. (a)	49,500	795
Nextel Communications, Inc. Class A (a)	221,300	6,289
Nextel Partners, Inc. Class A (a)	65,900	1,447
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC sponsored ADR	17,000	$452
Western Wireless Corp. Class A (a)	13,900	528
		9,511
TOTAL TELECOMMUNICATION SERVICES		35,822
UTILITIES - 1.5%
Electric Utilities - 1.0%
Entergy Corp.	23,900	1,689
Exelon Corp.	36,700	1,684
PG&E Corp.	85,700	2,922
TXU Corp.	25,300	2,015
		8,310
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	28,300	464
Constellation Energy Group, Inc.	13,300	688
Dominion Resources, Inc.	25,900	1,928
NRG Energy, Inc. (a)	33,100	1,130
		4,210
TOTAL UTILITIES		12,520
TOTAL COMMON STOCKS (Cost $752,989)		831,096
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e)	62,000	53
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $341)		53
Money Market Funds - 2.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.73% (b)	15,453,337	$15,453
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	1,437,575	1,438
TOTAL MONEY MARKET FUNDS (Cost $16,891)		16,891
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $770,221)		848,040
NET OTHER ASSETS - 0.2%		1,868
NET ASSETS - 100%		$849,908
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $434,000 or 0.1% of net assets.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$341
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $779,717,000. Net unrealized appreciation aggregated $68,323,000, of which $130,026,000 related to appreciated investment securities and $61,703,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005